Expense Example - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund - Strategic Advisers Emerging Markets Fund	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 54
3 years	182
5 years	367
10 years	$ 903